Note 23 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2019	2018
(dollars in thousands, except per share amounts)
Numerator
Net income available to common stockholders	$10,211	$11,917

Denominator
Weighted average number of common shares outstanding for basic earnings per common share	9,129,705	8,439,454
Dilutive effect of potential common stock
Restricted stock	-	-
Stock warrants	-	99,154
Weighted average number of common shares outstanding for diluted earnings per common share	9,129,705	8,538,608

Earnings per share - basic	$1.12	$1.41
Earnings per share - diluted	$1.12	$1.40